Document and Entity Information	9 Months Ended
Sep. 30, 2026
Document and Entity Information
Document Type	F-4/A
Entity Registrant Name	Black Spade Acquisition III Co
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 2902, 29/F, The Centrium
Entity Address, Adress Line Two	60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	+ 852
Local Phone Number	3955 1316
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002087087
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below.Primary Offering Prospectus.A primary offering prospectus of Black Spade Acquisition III Co with respect to the issuance of up to 162,400,000 Class A Ordinary Shares in connection with the completion of the Business Combination or issuable upon the exercise of 5,750,000 Public Warrants and 5,750,000 Public Warrants; andResale Prospectus. A resale prospectus with respect to the resale by the Selling Securityholders named therein of up to 5,750,000 Class A Ordinary Shares, 8,150,000 Warrants and 8,150,000 Class A Ordinary Shares issuable upon exercise of Warrants.The resale prospectus is substantively identical to the primary offering prospectus, except for the following:the resale prospectus contains a different cover page;• a “Selling Securityholders” section is included in the resale prospectus; and• a “Plan of Distribution” section is included in the resale prospectus.This registration statement includes a set of alternate pages after the end of the primary offering prospectus (the “Alternate Pages”) that form a part of the resale prospectus and not the primary offering prospectus. The primary offering prospectus excludes the Alternate Pages and will be used for the primary offering by the combined company. The resale prospectus adds and substitutes the Alternate Pages and will be used for the resale offering by the Selling Securityholders named therein.